Account Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Account Receivable [Abstract]
Schedule of Account Receivable
			Change
	09/30/2025	12/31/2024	$	%
Accounts Receivable	227,869	203,711	24,158	12%
Allowance for doubtful accounts	(215,318)	(192,385)	(22,933)	12%
	12,552	11,326	1,226	11%

The expected credit loss was constituted by Management based on default in the realization of credits, The Company performs detailed analysis by client in order to determine the amount of expected credit loss to be recorded at account receivables and surrounding any risk related to financial impacts.

			Change
	12/31/2024	12/31/2023	$	%
Accounts Receivable	203,711	304,229	(100,518)	-33%
Allowance for doubtful accounts	(192,385)	(214,823)	22,438	-10%
	11,326	89,406	(78,080)	-87%